UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
 THE SECURITIES EXCHANGE ACT OF 1934

Murray Hill 2016-LC1 Holdings, LLC

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Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

X	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period October 1, 2016 to December 31, 2016.
Date of Report (Date of earliest event reported):  April 6, 2017
Commission File Number of securitizer:  None
Central Index Key Number of securitizer:  0001703037

Chris Johnson, (212) 792-2258
Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1):
Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i):    X
Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii):

Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2).
Central Index Key Number of depositor: N/A

(Exact name of issuing entity as specified in its charter)
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Central Index Key Number of issuing entity (if applicable):  N/A
Central Index Key Number of underwriter (if applicable):  N/A
Name and telephone number, including area code, of the person to contact in connection with this filing

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ITEM 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure
No Activity to Report.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: April 6, 2017	Murray Hill 2016-LC1 Holdings, LLC (Securitizer) By: /s/ Theodore Fowler
Name: Theodore Fowler Title: Chief Executive Officer